Acquisition of subsidiary and finalization of purchase price allocation - Allocation of assets acquired and liabilities assumed (Details) - CMPL - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 16, 2023
Disclosure of detailed information about business combination [line items]
Trade and other receivables			$ 1,641
Inventories			32,893
Property, plant and equipment			1,215,828
Exploration and evaluation			17,918
Other assets			1,404
Trade and other payables			(23,569)
Lease liabilities			(504)
Provisions			(40,371)
Deferred tax liabilities			(139,090)
Total net identifiable assets acquired			1,066,150
Transaction costs		$ 12,217
Revenue since acquisition		158,999
Copper sales		153,530
Silver sales		5,469
Profit since acquisition		18,259
Pro forma revenue		$ 300,954
Pro forma loss	$ 145,513
Provisional as previously reported
Disclosure of detailed information about business combination [line items]
Trade and other receivables			1,641
Inventories			32,893
Property, plant and equipment			1,216,263
Exploration and evaluation			17,918
Other assets			1,404
Trade and other payables			(23,569)
Lease liabilities			(504)
Provisions			(40,371)
Deferred tax liabilities			(136,029)
Total net identifiable assets acquired			1,069,646
Final working capital adjustment
Disclosure of detailed information about business combination [line items]
Property, plant and equipment			(435)
Deferred tax liabilities			(3,061)
Total net identifiable assets acquired			$ (3,496)